IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Credit Risk [line items]
Past due loans	$ 1,844	$ 1,708
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,019	874
Personal [member]
Credit Risk [line items]
Past due loans	280	247
Credit card [member]
Credit Risk [line items]
Past due loans	361	331
Business and government [member]
Credit Risk [line items]
Past due loans	184	$ 256
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,718
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,019
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	280
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	235
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	184
Later than three months [member]
Credit Risk [line items]
Past due loans	126
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 126